UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

FORM N-Q

MARCH 31, 2010

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 94.9%
CONSUMER DISCRETIONARY - 6.7%
Automobiles - 0.6%
Motors Liquidation Co., Senior Debentures	8.250%	7/15/23	$650,000	$243,750	(a)
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	8,865,000	3,368,700	(a)

Total Automobiles				3,612,450

Hotels, Restaurants & Leisure - 0.2%
Yum! Brands Inc., Senior Notes	4.250%	9/15/15	880,000	901,917

Internet & Catalog Retail - 0.2%
QVC Inc., Senior Secured Notes	7.125%	4/15/17	1,500,000	1,516,875	(b)

Leisure Equipment & Products - 0.6%
Eastman Kodak Co., Senior Notes	7.250%	11/15/13	1,380,000	1,321,350
Hasbro Inc., Senior Notes	6.300%	9/15/17	2,270,000	2,433,955

Total Leisure Equipment & Products				3,755,305

Media - 4.2%
Comcast Corp., Bonds	6.400%	5/15/38	3,490,000	3,553,026
Comcast Corp., Senior Notes	6.500%	1/15/17	3,135,000	3,490,039
Comcast Corp., Senior Notes	6.950%	8/15/37	400,000	434,106
Comcast Corp., Senior Notes	6.400%	3/1/40	1,110,000	1,132,021
News America Holdings Inc., Senior Debentures	8.500%	2/23/25	3,850,000	4,572,884
Omnicom Group Inc., Notes	6.250%	7/15/19	1,050,000	1,139,465
TCI Communications Inc.	7.125%	2/15/28	180,000	191,863
Time Warner Cable Inc., Senior Notes	3.500%	2/1/15	2,370,000	2,374,617
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	780,000	968,904
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	140,000	169,692
Time Warner Cos. Inc., Debentures	7.570%	2/1/24	2,850,000	3,292,799
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,068,000	2,497,739
Time Warner Inc., Senior Debentures	7.700%	5/1/32	1,616,000	1,870,431
WPP Finance UK, Senior Notes	8.000%	9/15/14	970,000	1,115,575

Total Media				26,803,161

Multiline Retail - 0.9%
Macy’s Retail Holdings Inc.	5.350%	3/15/12	435,000	458,925
Macy’s Retail Holdings Inc., Debentures	6.650%	7/15/24	4,455,000	4,232,250
Macy’s Retail Holdings Inc., Notes	5.750%	7/15/14	1,070,000	1,096,750

Total Multiline Retail				5,787,925

TOTAL CONSUMER DISCRETIONARY				42,377,633

CONSUMER STAPLES - 5.2%
Beverages - 1.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,870,000	1,932,720
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	1,760,000	1,768,872	(b)
Diageo Finance BV	3.250%	1/15/15	3,630,000	3,648,121
Dr. Pepper Snapple Group Inc., Senior Notes	6.820%	5/1/18	910,000	1,041,236
Foster’s Finance Corp., Notes	4.875%	10/1/14	840,000	875,687	(b)

Total Beverages				9,266,636

Food & Staples Retailing - 1.1%
Delhaize Group, Senior Notes	6.500%	6/15/17	2,046,000	2,262,915
Kroger Co., Senior Notes	8.000%	9/15/29	1,000,000	1,221,743
Safeway Inc., Senior Notes	6.250%	3/15/14	120,000	133,503
Safeway Inc., Senior Notes	6.350%	8/15/17	3,100,000	3,438,585

Total Food & Staples Retailing				7,056,746

Food Products - 1.3%
H.J. Heinz Finance Co., Senior Notes	7.125%	8/1/39	1,950,000	2,219,683	(b)
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	2,740,000	2,790,106
Mead Johnson Nutrition Co., Senior Notes	4.900%	11/1/19	3,200,000	3,181,792	(b)

Total Food Products				8,191,581

Tobacco - 1.4%
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	1,750,000	1,931,144
Philip Morris International Inc., Senior Notes	6.875%	3/17/14	1,540,000	1,765,026
Philip Morris International Inc., Senior Notes	4.500%	3/26/20	2,990,000	2,923,003

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - continued
Reynolds American Inc., Senior Secured Notes	7.625%	6/1/16	$1,810,000	$2,036,247

Total Tobacco				8,655,420

TOTAL CONSUMER STAPLES				33,170,383

ENERGY - 10.2%
Energy Equipment & Services - 0.4%
Pride International Inc., Senior Notes	7.375%	7/15/14	800,000	828,000
Transocean Inc., Senior Notes	5.250%	3/15/13	1,760,000	1,901,411

Total Energy Equipment & Services				2,729,411

Oil, Gas & Consumable Fuels - 9.8%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	5,311,000	5,984,711
Apache Corp., Senior Notes	6.000%	1/15/37	1,016,000	1,072,656
ConocoPhillips, Notes	6.500%	2/1/39	2,870,000	3,217,012
ConocoPhillips, Senior Notes	6.000%	1/15/20	2,130,000	2,370,462
Devon Financing Corp. ULC, Debentures	7.875%	9/30/31	2,310,000	2,876,241
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	1,660,000	1,639,793
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	340,000	335,787
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	580,000	735,302
Enterprise Products Operating LLC, Senior Notes	6.500%	1/31/19	1,845,000	2,042,295
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	1,620,000	1,598,200
EOG Resources Inc., Senior Notes	5.875%	9/15/17	2,130,000	2,326,350
Gazprom, Loan Participation Notes	6.212%	11/22/16	143,000	148,005	(b)
Hess Corp., Notes	8.125%	2/15/19	1,220,000	1,489,565
Hess Corp., Notes	7.875%	10/1/29	2,574,000	3,092,355
Hess Corp., Senior Bonds	6.000%	1/15/40	1,520,000	1,506,163
Kerr-McGee Corp., Notes	6.950%	7/1/24	390,000	434,826
Kinder Morgan Energy Partners LP, Medium-Term Notes	6.950%	1/15/38	1,420,000	1,543,121
Kinder Morgan Energy Partners LP, Senior Notes	7.125%	3/15/12	2,200,000	2,409,867
LUKOIL International Finance BV, Notes	6.356%	6/7/17	2,252,000	2,325,190	(b)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	13,069,000	12,891,732
Petrobras International Finance Co., Global Notes	5.875%	3/1/18	2,487,000	2,609,731
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	1,002,000	1,031,550
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	3,229,000	2,793,085	(b)
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	1,000,000	1,175,352
Williams Partners LP, Senior Notes	5.250%	3/15/20	1,320,000	1,325,231	(b)
XTO Energy Inc., Senior Notes	6.100%	4/1/36	3,130,000	3,404,066

Total Oil, Gas & Consumable Fuels				62,378,648

TOTAL ENERGY				65,108,059

FINANCIALS - 47.3%
Capital Markets - 5.7%
Credit Suisse AG, Subordinated Notes	5.400%	1/14/20	2,440,000	2,463,709
Goldman Sachs Capital I, Capital Securities	6.345%	2/15/34	4,720,000	4,371,065
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	6,435,000	5,485,837	(c)(d)
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	1,120,000	1,186,922
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,350,000	1,340,061
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	3,303,000	900,068	(a)(b)(e)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	1,700,000	463,250	(a)(b)(e)
Kaupthing Bank HF, Subordinated Notes	7.125%	5/19/16	7,512,000	19,531	(a)(b)(e)
Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes	5.857%	5/31/12	7,912,000	39,560	(a)(c)(d)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	3,321,000	16,605	(a)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	1,750,000	1,847,087
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	5,740,000	5,713,734
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	1,549,000	1,429,704
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	2,800,000	2,991,066
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	65,000	66,430
UBS Preferred Funding Trust, Subordinated Notes	6.243%	5/15/16	8,636,000	7,858,760	(c)(d)

Total Capital Markets				36,193,389

Commercial Banks - 14.3%
BAC Capital Trust XI, Notes	6.625%	5/23/36	3,820,000	3,537,377

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Bank - continued
BAC Capital Trust XIV, Junior Subordinated Notes	5.630%	3/15/12	$6,430,000	$4,886,800	(c)(d)
Banco Mercantil del Norte SA, Subordinated Bonds	6.135%	10/13/16	5,056,000	5,031,984	(b)(c)
BankAmerica Capital III, Junior Subordinated Notes	0.821%	1/15/27	585,000	403,842	(c)
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	695,000	705,425	(b)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	1,810,000	1,780,587	(b)
Barclays Bank PLC, Junior Subordinated Bonds	7.434%	12/15/17	6,430,000	6,430,000	(b)(c)(d)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,592,000	2,081,397	(b)
BB&T Capital Trust II	6.750%	6/7/36	1,600,000	1,616,984
BOI Capital Funding (No.2) LP, Junior Subordinated Bonds	5.571%	2/1/16	426,000	268,380	(b)(c)(d)
BPCE SA, Subordinated Bonds	12.500%	9/30/19	2,383,000	2,768,105	(b)(c)(d)
CBA Capital Trust I, Junior Subordinated Notes	5.805%	6/30/15	3,510,000	3,474,668	(b)(d)
Comerica Capital Trust II, Capital Securities	6.576%	2/20/37	2,222,000	1,972,025	(c)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	2,400,000	2,610,000	(b)(c)(d)
Glitnir Banki HF, Notes	6.330%	7/28/11	3,063,000	918,900	(a)(b)(e)
Glitnir Banki HF, Subordinated Bonds	7.451%	9/14/16	4,458,000	11,591	(a)(b)(c)(d)(e)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	4,757,000	12,368	(a)(b)(c)(e)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	1,490,000	1,169,650	(b)(c)(d)
HSBC Capital Funding LP, Subordinated Notes	4.610%	6/27/13	760,000	701,301	(b)(c)(d)
HSBC Finance Capital Trust IX, Junior Subordinated Notes	5.911%	11/30/35	2,500,000	2,237,500	(c)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	875,000	825,845	(b)(c)
Landsbanki Islands HF	7.431%	10/19/17	4,230,000	10,998	(a)(b)(c)(d)(e)
Lloyds TSB Bank PLC, Bonds	4.375%	1/12/15	1,880,000	1,855,242	(b)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	1,980,000	1,935,410	(b)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	2,746,000	3,544,073	(b)(c)(d)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated, Bonds	7.191%	7/30/15	6,494,000	6,093,580	(b)(c)(d)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	500,000	317,500	(c)(d)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	1,100,000	1,101,668
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	2,310,000	2,212,858
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	1,450,000	1,374,371
Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	300,000	300,252
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	2,740,000	2,985,504	(b)
Shinsei Finance Cayman Ltd., Junior Subordinated Bonds	6.418%	7/20/16	3,797,000	2,636,177	(b)(c)(d)
SunTrust Bank, Subordinated Notes	5.000%	9/1/15	770,000	772,312
SunTrust Capital, Trust Preferred Securities	6.100%	12/1/36	3,806,000	3,141,617	(c)
SunTrust Preferred Capital I	5.853%	12/15/11	424,000	332,840	(c)(d)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.800%	3/15/11	7,790,000	6,679,925	(c)(d)
Wachovia Corp., Subordinated Notes	5.625%	10/15/16	1,311,000	1,383,476
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	3,069,000	2,829,118
Wells Fargo Capital XIII, Medium-Term Notes	7.700%	3/26/13	7,510,000	7,791,625	(c)(d)

Total Commercial Banks				90,743,275

Consumer Finance - 8.2%
Aiful Corp., Notes	6.000%	12/12/11	489,000	388,755	(b)
American Express Co., Subordinated Debentures	6.800%	9/1/66	9,089,000	8,929,942	(c)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	160,000	170,043
American Honda Finance Corp., Senior Notes	2.375%	3/18/13	1,470,000	1,470,465	(b)
American Honda Finance Corp., Senior Notes	3.500%	3/16/15	1,450,000	1,444,141	(b)
Ford Motor Credit Co., LLC, Bonds	7.375%	2/1/11	2,390,000	2,450,163
Ford Motor Credit Co., LLC, Senior Notes	5.507%	6/15/11	6,828,000	6,973,095	(c)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	2,600,000	3,109,265
GMAC Inc., Debentures, zero coupon bond	0.000%	6/15/15	40,000	25,800
GMAC Inc., Senior Notes	7.500%	12/31/13	4,845,000	4,978,238

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - continued
GMAC Inc., Senior Notes	8.300%	2/12/15	$1,790,000	$1,883,975	(b)
GMAC Inc., Senior Notes	8.000%	11/1/31	3,574,000	3,431,040
GMAC Inc., Subordinated Notes	8.000%	12/31/18	1,058,000	1,052,710
HSBC Finance Corp., Senior Notes	5.500%	1/19/16	1,260,000	1,325,210
Nelnet Inc., Notes	7.400%	9/29/36	2,922,000	2,430,949	(c)
SLM Corp., Medium-Term Notes	5.000%	10/1/13	4,725,000	4,517,610
SLM Corp., Medium-Term Notes	5.050%	11/14/14	454,000	420,546
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,830,000	1,853,499
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	816,000	631,447
SLM Corp., Senior Notes	8.000%	3/25/20	4,590,000	4,477,077

Total Consumer Finance				51,963,970

Diversified Financial Services - 13.1%
AES El Salvador Trust, Senior Notes	6.750%	2/1/16	5,814,000	5,552,899	(b)
AIG SunAmerica Global Financing VI, Senior Secured Notes	6.300%	5/10/11	5,170,000	5,325,943	(b)
Bank of America Corp., Senior Notes	4.500%	4/1/15	1,510,000	1,524,282
Bank of America Corp., Senior Notes	7.625%	6/1/19	380,000	435,401
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	876,000	947,687
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	2,120,000	2,135,584
Capital One Bank USA N.A., Senior Subordinated Notes	6.500%	6/13/13	690,000	754,822
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	2,160,000	2,565,628
CDP Financial Inc., Senior Notes	3.000%	11/25/14	1,740,000	1,715,109	(b)
Citigroup Inc., Senior Notes	6.375%	8/12/14	5,410,000	5,785,010
Citigroup Inc., Senior Notes	5.500%	10/15/14	1,360,000	1,408,876
Citigroup Inc., Senior Notes	6.010%	1/15/15	2,230,000	2,345,193
Citigroup Inc., Senior Notes	6.875%	3/5/38	3,500,000	3,547,740
Citigroup Inc., Senior Notes	8.125%	7/15/39	4,760,000	5,511,737
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	1,000,000	875,283
General Electric Capital Corp., Medium-Term Notes	6.750%	3/15/32	275,000	291,795
General Electric Capital Corp., Senior Notes	5.900%	5/13/14	1,350,000	1,486,694
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	5,970,000	6,319,621
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	1,500,000	1,623,195
General Electric Capital Corp., Senior Notes, Medium-Term Notes	6.150%	8/1/37	50,000	49,055
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	4,435,000	4,191,075	(c)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	4,253,000	3,317,340	(b)(c)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	1,320,000	1,290,835
International Lease Finance Corp., Notes	5.875%	5/1/13	5,351,000	5,142,290
JPMorgan Chase & Co., Subordinated Notes	4.891%	9/1/15	1,035,000	1,041,609	(c)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	2,216,000	2,388,948
JPMorgan Chase Capital XXV, Junior Subordinated Notes	6.800%	10/1/37	720,000	718,922
JPMorgan Chase Capital XXVII, Junior Subordinated Notes	7.000%	11/1/39	970,000	993,008
MUFG Capital Finance 1 Ltd., Preferred Securities	6.346%	7/25/16	1,263,000	1,253,928	(c)(d)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	974,000	1,064,095	(b)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	12,228,000	11,800,020	(b)(c)

Total Diversified Financial Services				83,403,624

Insurance - 5.5%
ACE INA Holdings Inc., Senior Notes	5.700%	2/15/17	1,488,000	1,609,751
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	3,221,000	3,100,212	(c)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	2,294,000	1,709,030
ASIF Global Financing XIX	4.900%	1/17/13	90,000	91,062	(b)
AXA SA, Subordinated Bonds	8.600%	12/15/30	1,630,000	1,981,713
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	850,000	879,140
Hartford Financial Services Group Inc., Junior Subordinated Debentures	8.125%	6/15/68	1,325,000	1,387,938	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance- continued
Hartford Financial Services Group Inc., Senior Notes	6.300%	3/15/18	$550,000	$576,628
Liberty Mutual Group, Junior Subordinated Bonds	7.800%	3/15/37	2,050,000	1,834,750	(b)
Liberty Mutual Group, Senior Notes	5.750%	3/15/14	720,000	754,290	(b)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	7,352,000	6,690,320
Nationwide Mutual Insurance Co., Notes	9.375%	8/15/39	1,670,000	1,908,050	(b)
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	2,320,000	2,627,400	(c)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	1,920,000	2,089,597	(b)
Travelers Cos. Inc., Junior Subordinated Debentures	6.250%	3/15/37	5,516,000	5,437,237	(c)
Willis North America Inc., Senior Notes	5.625%	7/15/15	2,369,000	2,434,906

Total Insurance				35,112,024

Real Estate Investment Trusts (REITs) - 0.5%
Digital Realty Trust LP, Bonds	5.875%	2/1/20	100,000	97,963	(b)
Health Care REIT Inc., Senior Notes	5.875%	5/15/15	1,440,000	1,512,708
WEA Finance LLC/WT Finance Aust Pty. Ltd., Senior Notes	6.750%	9/2/19	1,690,000	1,806,531	(b)

Total Real Estate Investment Trusts (REITs)				3,417,202

TOTAL FINANCIALS				300,833,484

HEALTH CARE - 5.4%
Health Care Equipment & Supplies - 0.9%
Baxter International Inc., Senior Notes	5.900%	9/1/16	872,000	988,164
Boston Scientific Corp., Senior Notes	6.000%	1/15/20	2,200,000	2,082,076
Hospira Inc., Senior Notes	6.050%	3/30/17	1,509,000	1,623,091
Medtronic Inc., Senior Notes	4.450%	3/15/20	830,000	827,671

Total Health Care Equipment & Supplies				5,521,002

Health Care Providers & Services - 3.9%
Aetna Inc., Senior Notes	6.000%	6/15/16	2,695,000	2,958,536
AmerisourceBergen Corp., Senior Notes	4.875%	11/15/19	1,270,000	1,267,049
Coventry Health Care Inc., Senior Notes	5.950%	3/15/17	1,150,000	1,098,956
HCA Inc., Senior Notes	6.300%	10/1/12	1,790,000	1,796,712
HCA Inc., Senior Notes	6.250%	2/15/13	2,130,000	2,124,675
HCA Inc., Senior Notes	5.750%	3/15/14	150,000	142,313
HCA Inc., Senior Notes	6.500%	2/15/16	3,303,000	3,150,236
HCA Inc., Senior Secured Notes	9.125%	11/15/14	1,100,000	1,164,625
Humana Inc., Senior Notes	6.450%	6/1/16	600,000	628,675
Humana Inc., Senior Notes	6.300%	8/1/18	3,657,000	3,726,443
UnitedHealth Group Inc., Senior Notes	5.000%	8/15/14	310,000	327,284
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	96,000	103,232
Universal Health Services Inc., Notes	7.125%	6/30/16	4,053,000	4,539,409
WellPoint Inc., Notes	5.875%	6/15/17	1,560,000	1,677,390

Total Health Care Providers & Services				24,705,535

Life Sciences Tools & Services - 0.3%
Life Technologies Corp., Senior Notes	6.000%	3/1/20	1,860,000	1,907,947

Pharmaceuticals - 0.3%
Abbott Laboratories, Senior Notes	5.125%	4/1/19	1,850,000	1,952,170
Wyeth, Notes	5.950%	4/1/37	290,000	304,663

Total Pharmaceuticals				2,256,833

TOTAL HEALTH CARE				34,391,317

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.0%
BAE Systems Holdings Inc., Senior Notes	5.200%	8/15/15	1,118,000	1,164,158	(b)
Boeing Co., Senior Notes	4.875%	2/15/20	2,060,000	2,111,774
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	3,320,000	3,423,750

Total Aerospace & Defense				6,699,682

Airlines - 1.4%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	460,000	483,000	(f)
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	94,960	96,859

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - continued
Continental Airlines Inc., Pass-Through Certificates	7.250%	11/10/19	$1,960,000	$2,097,200
Continental Airlines Inc., Senior Secured Notes	7.256%	3/15/20	420,424	416,220
Delta Air Lines Inc., Pass-Through Certificates	7.379%	5/18/10	24,623	24,623
Delta Air Lines Inc., Pass-Through Certificates	7.570%	11/18/10	457,000	462,712
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	2,120,000	2,109,400
Delta Air Lines Inc., Pass-Through Certificates	7.750%	12/17/19	1,550,000	1,627,500
United Airlines Inc., Notes	9.750%	1/15/17	720,000	757,800
United Airlines Inc., Senior Secured Notes	10.400%	11/1/16	630,000	677,250

Total Airlines				8,752,564

Commercial Services & Supplies - 0.7%
Allied Waste North America Inc., Senior Notes	7.125%	5/15/16	1,160,000	1,261,618
Republic Services Inc., Senior Notes	5.000%	3/1/20	1,400,000	1,375,499	(b)
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,640,000	1,624,740	(b)

Total Commercial Services & Supplies				4,261,857

Industrial Conglomerates - 0.9%
Hutchison Whampoa International Ltd., Notes	5.750%	9/11/19	580,000	604,263	(b)
Hutchison Whampoa International Ltd., Notes	4.625%	9/11/15	2,740,000	2,822,775	(b)
Tyco International Ltd./Tyco International Finance SA, Senior Bonds	6.875%	1/15/21	341,000	390,422
United Technologies Corp., Senior Notes	4.500%	4/15/20	2,320,000	2,335,384

Total Industrial Conglomerates				6,152,844

Road & Rail - 0.6%
Norfolk Southern Corp., Senior Notes	7.875%	5/15/43	348,000	429,991
Union Pacific Corp., Debentures	6.625%	2/1/29	2,988,000	3,267,871

Total Road & Rail				3,697,862

TOTAL INDUSTRIALS				29,564,809

INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,040,000	1,130,786

MATERIALS - 4.0%
Chemicals - 0.8%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	896,872
Dow Chemical Co., Notes	5.700%	5/15/18	830,000	862,406
Lubrizol Corp., Senior Notes	8.875%	2/1/19	1,340,000	1,692,811
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	980,000	1,091,900
PPG Industries Inc., Notes	5.750%	3/15/13	390,000	422,159

Total Chemicals				4,966,148

Containers & Packaging - 0.2%
Ball Corp., Senior Notes	7.125%	9/1/16	1,280,000	1,366,400

Metals & Mining - 3.0%
Barrick Gold Financeco LLC, Senior Notes	6.125%	9/15/13	1,000,000	1,114,935
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	7,309,000	8,142,160
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,630,000	2,095,432
Vale Overseas Ltd., Notes	6.875%	11/21/36	7,097,000	7,359,944
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	640,000	705,600	(b)

Total Metals & Mining				19,418,071

TOTAL MATERIALS				25,750,619

TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 4.2%
AT&T Corp., Senior Notes	8.000%	11/15/31	1,673,000	2,039,688
AT&T Inc., Global Notes	5.600%	5/15/18	2,120,000	2,268,239
British Telecommunications PLC, Bonds	9.625%	12/15/30	1,575,000	1,988,315
Deutsche Telekom International Finance BV, Senior Bonds	9.250%	6/1/32	670,000	890,253
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	2,478,000	2,667,230
Embarq Corp., Notes	7.082%	6/1/16	430,000	468,921
Embarq Corp., Notes	7.995%	6/1/36	2,718,000	2,763,491
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	1,090,000	1,356,714

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - continued
SBC Communications Inc., Notes	5.100%	9/15/14	$1,608,000	$1,741,499
Telecom Italia Capital SpA, Senior Notes	6.000%	9/30/34	3,850,000	3,425,776
Telecom Italia Capital SpA, Senior Notes	7.200%	7/18/36	2,070,000	2,096,157
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	620,000	665,237
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	714,000	807,527
Verizon Global Funding Corp., Senior Notes	7.750%	6/15/32	1,915,000	2,259,108
Verizon Global Funding Corp., Senior Notes	5.850%	9/15/35	1,494,000	1,458,794
Vimpel Communications, Loan Participation Notes	8.375%	4/30/13	150,000	163,125	(b)

Total Diversified Telecommunication Services				27,060,074

Wireless Telecommunication Services - 2.6%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	1,010,000	1,071,996
American Tower Corp., Senior Notes	4.625%	4/1/15	1,830,000	1,884,082
New Cingular Wireless Services Inc., Senior Notes	8.750%	3/1/31	4,970,000	6,434,748
Rogers Cable Inc., Senior Secured Second Priority Notes	6.250%	6/15/13	589,000	649,577
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	1,000,000	1,110,734
Sprint Capital Corp., Global Notes	6.900%	5/1/19	2,240,000	2,060,800
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	240,000	250,800
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,000,000	2,797,500

Total Wireless Telecommunication Services				16,260,237

TOTAL TELECOMMUNICATION SERVICES				43,320,311

UTILITIES - 4.5%
Electric Utilities - 2.6%
Cleveland Electric Illuminating Co., Senior Secured Notes	7.880%	11/1/17	850,000	1,008,074
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	1,420,000	1,538,336
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	903,599
EEB International Ltd., Senior Bonds	8.750%	10/31/14	1,830,000	2,040,450	(b)
FirstEnergy Corp., Notes	6.450%	11/15/11	13,000	13,794
FirstEnergy Corp., Notes	7.375%	11/15/31	4,598,000	4,771,404
FirstEnergy Solutions Corp., Senior Notes	4.800%	2/15/15	910,000	932,318
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	3,415,000	3,528,033
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	500,000	611,351
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	720,000	1,003,633

Total Electric Utilities				16,350,992

Gas Utilities - 0.4%
CenterPoint Energy Resources Corp., Senior Notes	7.875%	4/1/13	1,010,000	1,157,289
Southern Natural Gas Co., Notes	5.900%	4/1/17	1,165,000	1,219,253	(b)

Total Gas Utilities				2,376,542

Independent Power Producers & Energy Traders - 1.5%
Dynegy Holdings Inc., Senior Notes	8.750%	2/15/12	1,690,000	1,715,350
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	140,000	104,650
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	6,842,724	4,687,266	(g)
TXU Corp., Senior Notes	5.550%	11/15/14	38,000	27,930
TXU Corp., Senior Notes	6.500%	11/15/24	6,079,000	3,191,475

Total Independent Power Producers & Energy Traders				9,726,671

TOTAL UTILITIES				28,454,205

TOTAL CORPORATE BONDS & NOTES (Cost - $636,610,879)				604,101,606

ASSET-BACKED SECURITIES - 0.6%
FINANCIALS - 0.6%
Automobiles - 0.6%
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	880,000	879,912	(b)
Hertz Vehicle Financing LLC, 2009-2A A1	4.260%	3/25/14	2,520,000	2,595,741	(b)

Hertz Vehicle Financing LLC, 2009-2X A2	5.290%	3/25/16	400,000	416,317	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,810,752)				3,891,970

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.199%	9/25/37	2,581,130	2,301,474	(c)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.196%	9/25/37	2,621,992	2,243,897	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,157,338)				4,545,371

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONVERTIBLE BOND & NOTE - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Omnicom Group Inc., Senior Notes, zero coupon bond (Cost - $676,359)	0.000%	7/1/38	$790,000	$786,050

MORTGAGE-BACKED SECURITY - 0.0%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost - $37,231)	2.947%	9/1/24	37,209	37,951	(c)

MUNICIPAL BONDS - 0.4%
Georgia - 0.4%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	1,510,000	1,499,234
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	1,030,000	1,025,056

TOTAL MUNICIPAL BONDS (Cost - $2,540,000)				2,524,290

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
U.S. Government Agencies - 0.5%
Federal National Mortgage Association (FNMA), zero coupon bond	0.000%	10/9/19	1,750,000	1,026,280
Tennessee Valley Authority	5.250%	9/15/39	2,010,000	1,995,032

Total U.S. Government Agencies				3,021,312

U.S. Government Obligations - 0.4%
U.S. Treasury Bonds	4.375%	11/15/39	810,000	766,210
U.S. Treasury Notes	2.500%	3/31/15	1,555,000	1,551,117
U.S. Treasury Notes	3.625%	2/15/20	470,000	462,143

Total U.S. Government Obligations				2,779,470

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,751,984)				5,800,782

			SHARES
PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Commercial Banks - 0.1%
Santander Finance Preferred SA Unipersonal	10.500%		22,375	632,094	(e)

Consumer Finance - 0.0%
GMAC Inc.	7.000%		284	216,497	(b)

Diversified Financial Services - 0.5%
Citigroup Capital XII	8.500%		114,750	2,965,576	*(c)

Thrifts & Mortgage Finance - 0.2%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		595,470	756,247	*(c)
Federal National Mortgage Association (FNMA)	8.250%		82,500	104,775	*(c)

Total Thrifts & Mortgage Finance				861,022

TOTAL PREFERRED STOCKS (Cost - $14,166,610)				4,675,189

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $668,751,153)				626,363,209

	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Discount Notes	0.190%	8/19/10	$75,000	74,942	(h)(i)
Federal National Mortgage Association (FNMA), Discount Notes	0.180 - 0.200%	8/23/10	960,000	959,232	(h)(i)
Federal National Mortgage Association (FNMA), Discount Notes	0.216 - 0.220%	8/25/10	140,000	139,886	(h)(i)

Total U.S. Government Agencies (Cost - $1,174,124)				1,174,060

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreement - 0.1%
Morgan Stanley tri-party repurchase agreement dated 3/31/10; Proceeds at maturity - $732,000; (Fully collateralized by U.S. government agency obligation, 1.450% due 6/7/12; Market value - $752,506) (Cost - $732,000)	0.010%	4/1/10	$732,000	$732,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,906,124)				1,906,060

TOTAL INVESTMENTS - 98.7% (Cost - $670,657,277#)				628,269,269
Other Assets in Excess of Liabilities - 1.3%				8,357,588

TOTAL NET ASSETS - 100.0%				$636,626,857

*	Non-income producing security.
(a)	The coupon payment on these securities is currently in default as of March 31, 2010.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Rate shown represents yield-to-maturity.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$604,101,606	—	$604,101,606
Asset-backed securities	—	3,891,970	—	3,891,970
Collateralized mortgage obligations	—	4,545,371	—	4,545,371
Convertible bond & note	—	786,050	—	786,050
Mortgage-backed security	—	37,951	—	37,951
Municipal bonds	—	2,524,290	—	2,524,290
U.S. government & agency obligations	—	5,800,782	—	5,800,782

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Preferred stocks	$1,493,116	3,182,073	—	$4,675,189

Total long-term investments	$1,493,116	$624,870,093	—	$626,363,209

Short-term investments†	—	1,906,060	—	1,906,060

Total investments	$1,493,116	$626,776,153	—	$628,269,269

Other financial instruments:
Futures contracts	448,466	—	—	448,466

Total	$1,941,582	$626,776,153	—	$628,717,735

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$28,400,599
Gross unrealized depreciation	(70,788,607)

Net unrealized depreciation	$(42,388,008)

At March 31, 2010, the Fund had the following open futures contracts

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Ultra Long Term U.S. Treasury Bonds	63	6/10	$7,529,103	$7,558,031	$28,928
U.S. Treasury 30-Year Bonds	63	6/10	7,240,564	7,315,875	75,311

					104,239

Contracts to Sell:
U.S. Treasury 2-Year Notes	8	6/10	$1,734,599	$1,735,625	$(1,026)
U.S. Treasury 5-Year Notes	22	6/10	2,542,624	2,526,563	16,061
U.S. Treasury 10-Year Notes	917	6/10	106,930,442	106,601,250	329,192

					344,227

Net Unrealized Gain on Open Futures Contracts					$448,466

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2010:

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$449,492	$(1,026)	$448,466
Other Contracts	—	—	—

Total	$449,492	$(1,026)	$448,466

During the period ended March 31, 2010, the Fund had average market values of $28,139,016 and $98,791,774 in futures contracts (to buy) and futures contracts (to sell), respectively.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 26, 2010